ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of financial information of the Company's VIEs and VIEs' subsidiaries

	December 31,
	2011	2012

Total assets	$438,643,462	$243,911,518
Total liabilities	492,507,843	502,598,211

	Year ended December 31,
	2010	2011	2012

Net revenues	$138,056,640	$199,622,163	114,839,319
Net loss	(110,259,691)	(2,762,658)	(204,191,346)
Net cash provided by (used in) operating activities	1,760,983	57,162,780	(13,419,077)
Net cash (used in) provided by investing activities	(55,717,423)	(1,664,123)	2,665,801
Net cash used in financing activities	(58,334,979)	(44,693,807)	(22,772,297)

Schedule of subsidiaries and variable interest entities

		Date of	Place of
	Date of	establishment/	establishment/	Percentage of
Companies	acquisition	incorporation	incorporation	ownership

Subsidiaries of the Company
CDTC	N/A	March 9, 2006	PRC	100%
Aim Sky International Limited (“Aim”)	April 1, 2008	January 1, 2008	British Virgin Islands (“BVI”)	100%
Win Prosper Development Limited	N/A	April 23, 2008	Hong Kong (“HK”)	100%
Century Port Limited (“Century”)	May 1, 2008	March 20, 2008	BVI	100%
Goldwhite Limited (“Goldwhite”)	May 1, 2008	March 21, 2008	BVI	100%
Peak Win Limited (“Peak”)	May 1, 2008	March 19, 2008	BVI	100%
Ahead Smart Holdings Limited (“Ahead”)	August 4, 2008	June 18, 2008	BVI	100%
Vision Best Limited	N/A	September 23, 2009	BVI	100%
Whole Genius Limited	N/A	May 16, 2008	HK	100%
DMG	January 2, 2010	May 15, 2003	BVI	100%
DMG HK	January 2, 2010	October 10, 2003	HK	100%
Eastlong Technology	January 2, 2010	December 10, 2001	PRC	100%
Shenzhen Huachangshi Digital Technology Co., Ltd. (“Huachangshi”)	N/A	November 27, 2008	PRC	100%
Shenzhen Huadingshi Digital Technology Co., Ltd.	N/A	December 20, 2010	PRC	100%
Dienzhi Advertising (Shanghai) Co., Ltd	January 2, 2010	March 19, 2009	PRC	100%

VIE of CDTC
VisionChina Media Group	N/A	April 8, 2005	PRC	note (a)

Subsidiaries of VisionChina Media Group
Shenzhen HDTV Industry Investment Co., Ltd. (“Shenzhen HDTV”)	February 17, 2006	June 16, 2004	PRC	100%
Beijing Beiguang Media Mobile Television Advertising Co., Ltd.	N/A	December 18, 2006	PRC	100%
Beijing Huaguangshi Co., Ltd.	N/A	April 22, 2009	PRC	100%
Beijing Hua Jingshi Media Advertising Co., Ltd.	N/A	July 26, 2007	PRC	100%
Beijing Hua Meishi Advertising Co., Ltd.	N/A	May 25, 2007	PRC	100%
Luzhou Huashi Digital Technology Co., Ltd. (“Luzhou Huashi”)	N/A	November 21, 2009	PRC	100%
Nanjing Hua Meishi Advertising Co., Ltd.	N/A	July 16, 2007	PRC	100%
Shenzhen Hua Meishi Advertising Co., Ltd.	N/A	June 29, 2007	PRC	100%
Shenzhen Huashixin Culture Media Co., Ltd.	N/A	September 3, 2007	PRC	100%
Guangzhou Jiaojian Multimedia Information Technology Co., Ltd.	N/A	October 8, 2007	PRC	50%
Shanghai Junshi Advertising Co., Ltd.	N/A	June 11, 2008	PRC	100%
Xian Qujiang Huachangshi Digital Technology Co., Ltd. (“Xian Huachangshi”)	N/A	November 12, 2009	PRC	100%
Jiangxi Huashi Media Advertising Co., Ltd. (“Jiangxi Huashi”)	N/A	June 17,2011	PRC	100%

VIE of Eastlong Technology
Eastlong Advertising	January 2, 2010	March 30, 2004	PRC	note (b)

Subsidiaries of Eastlong Advertising
Nanjing Metro Operation Information Service Co., Ltd.	January 2, 2010	September 13, 2006	PRC	100%
Shenzhen Metro Operation Information Service Co., Ltd. (“DMG Shenzhen”)	January 2, 2010	August 10, 2005	PRC	100%
Tianjin Metro Operation Information Service Co., Ltd.	January 2, 2010	September 22, 2005	PRC	100%
Dienzhi Advertising (Beijing) Co., Ltd.	January 2, 2010	June 17, 2009	PRC	100%

Notes:

(a)	Through a series of contractual arrangements, VisionChina Media Group became a VIE of CDTC.
(b)	Through a series of contractual arrangements, Eastlong Advertising became a VIE of Eastlong Technology.

Schedule of equity method investees

	Date of	Date of	Place of	Percentage of
Investee companies	acquisition	establishment	establishment	ownership
Chengdu Mobile Digital Television Company Limited (“Chengdu Mobile”)	N/A	April 29, 2005	PRC	49%
Chongqing Light Rail Information Services Co., Ltd. (“DMG Chongqing”)	January 2, 2011	December 30, 2004	PRC	46.75%
Haerbin China Mobile Television Company Limited (“Haerbin Mobile”)	N/A	November 10, 2005	PRC	49%
Jilin Mobile Television Company Limited (“Jilin Mobile”)	N/A	November 8, 2005	PRC	49%
Dalian Mobile Digital Television Company Limited (“Dalian Mobile”)	N/A	February 20, 2006	PRC	49%
Henan China Digital Mobile Television Company Limited (“Henan Mobile”)	N/A	July 4, 2006	PRC	49%
Hubei China Digital Television Company Limited (“Hubei Mobile”)	N/A	July 26, 2006	PRC	49%
Suzhou China Digital Mobile Television Company Limited (“Suzhou Mobile”)	N/A	February 17, 2007	PRC	49%
Changzhou China Digital Mobile Television Company Limited (“Changzhou Mobile”)	N/A	March 19, 2007	PRC	49%
Ningbo China Digital Mobile Television Company Limited (“Ningbo Mobile”)	N/A	April 5, 2007	PRC	49%
Zhongguanguoji Metro TV (Beijing) Co., Ltd. (“Zhongguanguoji”)	January 2, 2010	December 22, 2005	PRC	49%

Schedule of financial information of DMG Chongqing as of the disposal date

Cash and cash equivalents	$158,129
Other assets	538,607
Total liabilities	(331,363)
Total identifiable net assets	$365,373

Net cash inflow arising from disposal of equity interest of DMG Chongqing in 2011:
Consideration received	$230,709
Cash and cash equivalents disposed	(158,129)
$72,580